Pro Forma Balance Sheet and Net Income per Share for Conversion of Preferred Shares (Unaudited)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Pro Forma Balance Sheet and Net Income per Share for Conversion of Preferred Shares (Unaudited)

18. Pro Forma Balance Sheet and Net Income per Share for Conversion of Preferred Shares (Unaudited)

The Series A, B, B-1 and B-2 convertible preferred shares automatically converted into ordinary shares based on the then effective conversion ratio immediately upon the closing of the Company’s initial public offering on October 1, 2013. As the offering was consummated after the September 30, 2013 date of these financial statements, the pro forma balance sheet as of September 30, 2013 assumes the initial public offering had occurred and presents an as adjusted financial position as if the conversion of the Series A, B, B-1 and B-2 convertible preferred shares into ordinary shares had occurred on September 30, 2013 at the then conversion ratio of 1 for 1 (Series A, Series B issued on December 20, 2007 and Series B-2), 1 for 1.0173 (Series B issued on June 19, 2006) and 1 for 1.040 (Series B-1). Accordingly, the carrying value of the convertible preferred shares, in the amount of $54,400 was reclassified from Convertible Preferred Shares to ordinary shares and additional paid-in capital for such pro forma presentation.

The unaudited pro forma income per share for the year ended December 31, 2012 and the nine months ended September 30, 2013 after giving effect to the conversion of the Series A, B, B-1 and B-2 Preferred Shares into ordinary shares as if the closing occurred at the beginning of each period presented was as follows:

	For the Years Ended December 31, 2012	For the Nine Months Ended September 30, 2013
	(unaudited)	(unaudited)
Numerator:
Actual net income attributable to ordinary shareholders	$3,114	$3,139
Pro forma effect of preferred shares	15,167	13,674

Pro forma net income attributable to ordinary shareholders—Basic and diluted	18,281	16,813

Denominator:
Actual weighted average number of ordinary shares outstanding
Basic	4,319,243	4,618,302
Diluted	6,366,682	6,557,368
Pro forma effect of preferred shares	16,163,598	16,163,598

Denominator for pro forma basic and diluted calculation
Basic	$20,482,841	$20,781,900

Diluted	22,530,280	22,720,966

Pro forma basic and diluted net income per share attributable to ordinary shareholders
Basic	$0.89	$0.81

Diluted	$0.81	$0.74

Certain equity awards are not included in the calculation of pro forma diluted net income per share because of their anti-dilutive effect.